SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

Subsequent to June 30, 2015, the Company obtained new financings totaling $24.6 million, which are short-term borrowings, to meet its working capital needs.

In September 2015, approximately $14.0 million par value Notes was repurchased using cash of $13.1 million.

In August 2015, the Company entered into an agreement with FS Port Farm Limited (“Foresight Group”) to sell a solar power project of 34.6MW.